Consolidated income statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Net sales to third parties from continuing operations	$ 47,445	$ 44,751	$ 42,338
Sales to discontinued operations	53	82	43
Net sales from continuing operations	47,498	44,833	42,381
Other revenues	1,179	1,266	1,023
Cost of goods sold	(14,425)	(14,510)	(13,633)
Gross profit from continuing operations	34,252	31,589	29,771
Selling, general and administration	(14,369)	(13,717)	(12,465)
Research and Development	(9,402)	(8,489)	(8,389)
Other income	2,031	1,629	1,922
Other expense	(3,426)	(2,609)	(2,137)
Operating income from continuing operations	9,086	8,403	8,702
Income from associated companies	659	6,438	1,108
Interest expense	(850)	(932)	(750)
Other financial income and expense	45	186	42
Income before taxes from continuing operations	8,940	14,095	9,102
Taxes	(1,793)	(1,295)	(1,603)
Net income from continuing operations	7,147	12,800	7,499
Net income/loss from discontinued operations before gain on distribution	(101)	(186)	204
Gain on distribution	4,691
Net income/loss from discontinued operations	4,590	(186)	204
Net income	11,737	12,614	7,703
Attributable to
Shareholders of Novartis AG	11,732	12,611	7,703
Non-controlling interests	$ 5	$ 3	$ 0
Basic earnings per share [abstract]
Basic earnings per share, Continuing operations	$ 3.12	$ 5.52	$ 3.20
Basic earnings per share, Discontinued operations	2.00	(0.08)	0.08
Basic earnings per share	5.12	5.44	3.28
Diluted earnings per share [abstract]
Diluted earnings per share, Continuing operations	3.08	5.46	3.17
Diluted earnings per share, Discontinued operations	1.98	(0.08)	0.08
Diluted earnings per share	$ 5.06	$ 5.38	$ 3.25